STATEMENT OF STOCKHOLDERS EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Deficit Accumulated During the Development Stage	Total
Beginning Shares, Amount at Jun. 04, 2007
Beginning Balance, Shares at Jun. 04, 2007
Common Stock issued for cash at $0.0001 per share, Shares	148,000,000
Common Stock issued for cash at $0.0001 per share, Amount	14,800	(14,400)			400
Common Stock issued for cash at $0.05 per share, Shares	29,637,000
Common Stock issued for cash at $0.05 per share, Amount	2,964	37,086			40,050
Netloss				(21,874)	(21,874)
Ending Balance, Amount at Dec. 31, 2007	17,764	22,686		(21,874)	18,576
Ending Balance, Shares at Dec. 31, 2007	177,637,000
Common Stock issued for creditors at $0.05 per share, Shares	12,950,000
Common Stock issued for creditors at $0.05 per share, Amount	1,295	16,205			17,500
Netloss				(34,675)	(34,675)
Ending Balance, Amount at Dec. 31, 2008	19,059	38,891		(56,549)	1,401
Ending Balance, Shares at Dec. 31, 2008	190,587,000
Netloss				(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2009	19,059	38,891		(66,034)	(8,084)
Ending Balance, Shares at Dec. 31, 2009	190,587,000
Netloss				(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2010	19,059	38,891		(75,519)	(17,569)
Ending Balance, Shares at Dec. 31, 2010	190,587,000
Common Stock issued for cash at $0.50 per share, Shares	2,100,000
Common Stock issued for cash at $0.50 per share, Amount	210	1,049,790			1,050,000
Share issuance costs		(4,564)			(4,564)
Shares cancelled, Shares	(142,950,000)
Shares cancelled, Amount	(14,295)	14,295
Stock-based compensation		107,772			107,772
Netloss				(954,677)	(954,677)
Ending Balance, Amount at Dec. 31, 2011	4,974	1,206,184		(1,030,196)	180,962
Ending Balance, Shares at Dec. 31, 2011	49,737,000
Stock-based compensation		2,133,251			2,133,251
Common Stock issued for cash at $0.75 per share, Shares	1,334,000
Common Stock issued for cash at $0.75 per share, Amount	133	993,405			993,538
Shares issued for services, shares	550,000				550,000
Shares issued for services, amount	55	126,445			126,500
Shares issued under equity line (Note 13), Shares	323,928
Shares issued under equity line (Note 13), Amount	32	182,177			182,209
Shares to be issued under equity line (Note 13)			171,975		171,975
Exercise of warrants, Shares	556,182				556,182
Exercise of warrants, Amount	56	(56)
Convertible notes (net proceeds)		191,764			191,764
Netloss				(3,407,757)	(3,407,757)
Ending Balance, Amount at Dec. 31, 2012	5,250	4,833,170	171,975	(4,437,953)	572,442
Ending Balance, Shares at Dec. 31, 2012	52,501,110
Stock-based compensation		124,931			124,931
Shares issued under equity line (Note 13), Shares	818,930
Shares issued under equity line (Note 13), Amount	82	180,000	(171,975)		8,107
Netloss				(388,251)	(388,251)
Ending Balance, Amount at Mar. 31, 2013	$ 5,332	$ 5,138,101	$ 0	$ (4,826,204)	$ 317,229
Ending Balance, Shares at Mar. 31, 2013	53,320,040